Vanguard® Equity Income Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.0%)
Communication Services (4.0%)
Comcast Corp. Class A	21,272,115	1,070,626
Verizon Communications Inc.	14,177,313	736,653
AT&T Inc.	5,814,639	143,040
Omnicom Group Inc.	1,080,221	79,148
Interpublic Group of Cos. Inc.	1,937,975	72,577
Lumen Technologies Inc.	2,438,425	30,602
		2,132,646
Consumer Discretionary (5.6%)
Home Depot Inc.	2,362,372	980,408
Lowe's Cos. Inc.	2,512,043	649,313
McDonald's Corp.	2,173,564	582,667
TJX Cos. Inc.	3,221,761	244,596
Target Corp.	678,091	156,937
Best Buy Co. Inc.	920,411	93,514
H&R Block Inc.	3,882,113	91,463
Whirlpool Corp.	202,857	47,602
Foot Locker Inc.	925,326	40,372
Polaris Inc.	227,773	25,034
Big Lots Inc.	344,082	15,501
Hanesbrands Inc.	860,501	14,388
Garmin Ltd.	82,218	11,196
Newell Brands Inc.	367,599	8,028
		2,961,019
Consumer Staples (13.8%)
Procter & Gamble Co.	9,164,124	1,499,067
Philip Morris International Inc.	8,674,117	824,041
Mondelez International Inc. Class A	11,084,403	735,007
PepsiCo Inc.	3,955,647	687,135
Coca-Cola Co.	9,114,145	539,649
Archer-Daniels-Midland Co.	7,477,257	505,388
Kimberly-Clark Corp.	3,008,602	429,989
Walmart Inc.	2,389,450	345,730
Unilever plc ADR	5,766,419	310,176
Nestle SA ADR	2,038,625	286,162
Kellogg Co.	3,540,425	228,074
Altria Group Inc.	4,386,690	207,885
Colgate-Palmolive Co.	1,825,557	155,793
Tyson Foods Inc. Class A	1,513,850	131,947
Hershey Co.	591,565	114,450
General Mills Inc.	1,435,731	96,740
Kroger Co.	1,019,999	46,165
Coca-Cola Europacific Partners plc	590,332	33,017

		Shares	Market Value ($000)
	Nu Skin Enterprises Inc. Class A	537,561	27,281
	Bunge Ltd.	226,646	21,160
	Medifast Inc.	69,500	14,555
	Campbell Soup Co.	315,957	13,732
	Conagra Brands Inc.	397,344	13,569
			7,266,712
Energy (6.4%)
	ConocoPhillips	9,962,601	719,101
	Pioneer Natural Resources Co.	3,931,293	715,024
	Chevron Corp.	3,228,679	378,885
[1]	TC Energy Corp.	6,728,741	312,939
	Coterra Energy Inc.	16,267,453	309,082
	Exxon Mobil Corp.	3,888,706	237,950
	EOG Resources Inc.	1,759,984	156,339
	Phillips 66	1,900,932	137,741
	Kinder Morgan Inc.	6,685,577	106,033
	Schlumberger NV	2,926,105	87,637
	Halliburton Co.	3,165,570	72,397
	Targa Resources Corp.	1,361,484	71,124
	APA Corp.	972,830	26,159
	Williams Cos. Inc.	669,718	17,439
	Marathon Petroleum Corp.	139,460	8,924
*	DTE Midstream LLC	124,527	5,975
			3,362,749
Financials (19.9%)
	JPMorgan Chase & Co.	11,565,648	1,831,420
	Bank of America Corp.	33,082,947	1,471,860
	Morgan Stanley	11,205,582	1,099,940
	MetLife Inc.	13,776,263	860,879
	Chubb Ltd.	4,418,267	854,095
	BlackRock Inc.	664,053	607,980
	Truist Financial Corp.	8,340,194	488,318
	PNC Financial Services Group Inc.	2,151,103	431,339
	Progressive Corp.	4,000,344	410,635
	Wells Fargo & Co.	6,165,311	295,812
	M&T Bank Corp.	1,729,972	265,689
	Citigroup Inc.	4,090,166	247,005
	Aflac Inc.	2,206,897	128,861
	Regions Financial Corp.	5,541,208	120,798
	Synchrony Financial	2,465,204	114,361
	Ally Financial Inc.	2,339,100	111,365
	Jefferies Financial Group Inc.	2,667,608	103,503
	First American Financial Corp.	1,299,633	101,670
	Fifth Third Bancorp	2,091,585	91,089
	Hartford Financial Services Group Inc.	1,261,523	87,096
	Citizens Financial Group Inc.	1,709,268	80,763
	KeyCorp.	3,274,870	75,748
	Unum Group	3,043,945	74,790
	Fidelity National Financial Inc.	1,251,415	65,299
	Discover Financial Services	529,348	61,171
	PacWest Bancorp	1,216,538	54,951
	US Bancorp	977,859	54,926
	OneMain Holdings Inc.	1,088,903	54,489
	First Horizon Corp.	3,103,138	50,674
	Equitable Holdings Inc.	1,306,359	42,836
	Comerica Inc.	385,849	33,569
	Virtu Financial Inc. Class A	1,043,954	30,097

	Shares	Market Value ($000)
Invesco Ltd.	1,207,734	27,802
Ameriprise Financial Inc.	69,673	21,018
Carlyle Group Inc.	212,155	11,647
CME Group Inc.	40,339	9,216
New York Community Bancorp Inc.	745,116	9,098
Prudential Financial Inc.	83,463	9,034
Travelers Cos. Inc.	55,251	8,643
		10,499,486
Health Care (16.1%)
Johnson & Johnson	10,567,735	1,807,822
Pfizer Inc.	23,404,013	1,382,007
Eli Lilly & Co.	3,631,544	1,003,105
Merck & Co. Inc.	11,205,465	858,787
UnitedHealth Group Inc.	1,183,664	594,365
Becton Dickinson and Co.	1,535,542	386,158
Anthem Inc.	761,446	352,961
Baxter International Inc.	4,085,804	350,725
AstraZeneca plc ADR	5,686,092	331,215
Roche Holding AG	641,331	266,063
Medtronic plc	2,254,262	233,203
Bristol-Myers Squibb Co.	3,389,905	211,361
Gilead Sciences Inc.	2,875,878	208,818
AbbVie Inc.	1,424,413	192,866
CVS Health Corp.	1,234,131	127,313
Cardinal Health Inc.	1,766,815	90,973
Amgen Inc.	324,807	73,072
		8,470,814
Industrials (9.5%)
Johnson Controls International plc	7,480,269	608,221
Eaton Corp. plc	3,356,463	580,064
General Dynamics Corp.	2,688,498	560,471
Raytheon Technologies Corp.	5,749,948	494,841
Caterpillar Inc.	2,201,913	455,224
Lockheed Martin Corp.	1,263,542	449,075
Union Pacific Corp.	1,211,711	305,266
L3Harris Technologies Inc.	1,352,656	288,440
United Parcel Service Inc. Class B	958,449	205,434
Honeywell International Inc.	884,899	184,510
Illinois Tool Works Inc.	736,253	181,707
3M Co.	886,936	157,546
Cummins Inc.	568,541	124,022
Emerson Electric Co.	856,644	79,642
Nielsen Holdings plc	3,819,097	78,330
Watsco Inc.	205,237	64,215
nVent Electric plc	1,274,731	48,440
Triton International Ltd.	669,913	40,349
ManpowerGroup Inc.	286,010	27,837
Fastenal Co.	273,262	17,505
Snap-on Inc.	69,582	14,987
ABM Industries Inc.	349,136	14,262
Timken Co.	175,203	12,140
		4,992,528
Information Technology (10.0%)
Cisco Systems Inc.	21,990,872	1,393,562
Texas Instruments Inc.	3,667,705	691,252
TE Connectivity Ltd.	3,138,008	506,286
Analog Devices Inc.	2,674,144	470,034

		Shares	Market Value ($000)
	Corning Inc.	9,783,210	364,229
	QUALCOMM Inc.	1,960,484	358,514
	Intel Corp.	6,307,118	324,817
	International Business Machines Corp.	1,900,977	254,085
	Broadcom Inc.	322,349	214,494
	HP Inc.	4,666,633	175,792
	Fidelity National Information Services Inc.	1,554,800	169,706
	Seagate Technology Holdings plc	1,025,256	115,833
	Automatic Data Processing Inc.	413,955	102,073
	KLA Corp.	191,880	82,530
	Western Union Co.	1,955,684	34,889
	Hewlett Packard Enterprise Co.	1,325,562	20,904
			5,279,000
Materials (4.4%)
	PPG Industries Inc.	3,135,506	540,687
	Celanese Corp. Class A	3,065,231	515,143
	LyondellBasell Industries NV Class A	4,344,990	400,738
	Dow Inc.	2,329,997	132,157
	Nucor Corp.	1,143,288	130,506
	Linde plc	361,487	125,230
	Reliance Steel & Aluminum Co.	618,143	100,275
[1]	Rio Tinto plc ADR	1,265,496	84,712
	International Paper Co.	1,562,641	73,413
	Steel Dynamics Inc.	1,174,123	72,878
	CF Industries Holdings Inc.	985,398	69,747
	Packaging Corp. of America	252,030	34,314
	Huntsman Corp.	612,481	21,363
	Westrock Co.	398,092	17,659
	Greif Inc. Class A	199,602	12,050
*	Sylvamo Corp.	178,191	4,970
			2,335,842
Real Estate (0.6%)
	Crown Castle International Corp.	1,570,459	327,818
Utilities (7.7%)
	Exelon Corp.	10,476,866	605,144
	American Electric Power Co. Inc.	6,643,049	591,032
	Duke Energy Corp.	5,254,317	551,178
	Dominion Energy Inc.	6,689,799	525,551
	Sempra Energy (XNYS)	3,758,217	497,137
	DTE Energy Co.	1,957,674	234,020
	Entergy Corp.	2,033,298	229,051
	NextEra Energy Inc.	1,277,489	119,266
	Southern Co.	1,672,461	114,698
	Evergy Inc.	1,639,373	112,478
	AES Corp.	4,607,829	111,970
	UGI Corp.	1,383,009	63,494
	PPL Corp.	1,855,832	55,786
	WEC Energy Group Inc.	569,967	55,327
	NRG Energy Inc.	1,209,477	52,104
	FirstEnergy Corp.	1,236,670	51,433
	IDACORP Inc.	334,259	37,875
	NiSource Inc.	793,883	21,919
	CMS Energy Corp.	185,874	12,091
			4,041,554
Total Common Stocks (Cost $35,238,993)			51,670,168

		Shares	Market Value ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (1.6%)
[2,3]	Vanguard Market Liquidity Fund, 0.090%	8,610,240	860,938
		Face Amount ($000)
Repurchase Agreements (0.5%)
	Goldman, Sachs & Co. 0.050%, 1/3/22 (Dated 12/31/21, Repurchase Value $36,600,000, collateralized by Fannie Mae 2.500%–5.500%, 5/1/33–8/1/51, Freddie Mac 2.000%–6.000%, 2/1/23–11/1/51, and Ginnie Mae 3.000%, 9/20/42, with a value of $37,332,000)	36,600	36,600
	Nomura International plc 0.050%, 1/3/22 (Dated 12/31/21, Repurchase Value $87,700,000, collateralized by U.S. Treasury Note/Bond 0.250%–2.750%, 2/15/24–1/31/28, with a value of $89,454,000)	87,700	87,700
	RBS Securities Inc. 0.050%, 1/3/22 (Dated 12/31/21, Repurchase Value $138,001,000, collateralized by U.S. Treasury Note/Bond 1.250%–2.875%, 9/30/23–9/30/28, with a value of $140,760,000)	138,000	138,000
			262,300
Total Temporary Cash Investments (Cost $1,123,078)			1,123,238
Total Investments (100.1%) (Cost $36,362,071)			52,793,406
Other Assets and Liabilities—Net (-0.1%)			(58,030)
Net Assets (100%)			52,735,376
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $107,309,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $111,673,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	3,366	800,856	13,298
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	51,404,105	266,063	—	51,670,168
Temporary Cash Investments	860,938	262,300	—	1,123,238
Total	52,265,043	528,363	—	52,793,406
Derivative Financial Instruments
Assets
Futures Contracts[1]	13,298	—	—	13,298
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.